UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $      192,527
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
ABERCROMBIE & FITCH CO. CLASS A COMMON   COM            002896207    1165.835    23500 SH       SOLE                SOLE      0    0
STOCK
ADTRAN INC CMN                           COM            00738A106  1346.65944    43176 SH       SOLE                SOLE      0    0
AMEX ENERGY SELECT INDEX 'SPDR'          SBI INT-ENERGY 81369Y506     7619.85   106200 SH       SOLE                SOLE      0    0
ANADARKO PETROLEUM CORP CMN              COM            032511107      979.25    12500 SH       SOLE                SOLE      0    0
APACHE CORP. CMN                         COM            037411105      451.98     4500 SH       SOLE                SOLE      0    0
APPLE, INC. CMN                          COM            037833100 10339.23975    17245 SH       SOLE                SOLE      0    0
ARCHER DANIELS MIDLAND CO CMN            COM            039483102      1108.1    35000 SH       SOLE                SOLE      0    0
BED BATH & BEYOND INC. CMN               COM            075896100  1393.73207    21191 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          CL B NEW       084670702  4604.04525    56735 SH       SOLE                SOLE      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN         COM            110122108   2731.7925    80942 SH       SOLE                SOLE      0    0
BROOKFIELD ASSET MANAGEMENT IN*C. CMN    COM            112585104    1057.595    33500 SH       SOLE                SOLE      0    0
CHESAPEAKE GRANITE WASH TRUST CMN        COM            165185109 862.5675194    32971 SH       SOLE                SOLE      0    0
CISCO SYSTEMS, INC. CMN                  COM            17275R102         846    40000 SH       SOLE                SOLE      0    0
CVS CAREMARK CORPORATION CMN             COM            126650100        2688    60000 SH       SOLE                SOLE      0    0
D.R. HORTON, INC. CMN                    COM            23331A109      1365.3    90000 SH       SOLE                SOLE      0    0
DAVITA INC CMN                           COM            23918K108  2563.17242    28426 SH       SOLE                SOLE      0    0
ENI S.P.A SPON ADR SPONSORED ADR CMN     SPONSORED ADR  26874R108       702.3    15000 SH       SOLE                SOLE      0    0
EXPEDITORS INTL WASH INC CMN             COM            302130109      2325.5    50000 SH       SOLE                SOLE      0    0
FOOT LOCKER, INC. CMN                    COM            344849104  2427.58215    78183 SH       SOLE                SOLE      0    0
GARDER DENVER INC CMN                    COM            365558105  1042.09872    16536 SH       SOLE                SOLE      0    0
GENTEX CORP CMN                          COM            371901109      487.55    19900 SH       SOLE                SOLE      0    0
GLAXOSMITHKLINE PLC SPONSORED ADR CMN    SPONSORED ADR  37733W105    1010.475    22500 SH       SOLE                SOLE      0    0
GNC HOLDINGS INC. CMN CLASS A            COM CL A       36191G107   1413.7428    40520 SH       SOLE                SOLE      0    0
HOMESTREET, INC. CMN                     COM            43785V102   2299.1712    82704 SH       SOLE                SOLE      0    0
ISHARES FTSE CHINA 25 INDEX FD ETF       FTSE CHINA25   464287184   3017.5295    82300 SH       SOLE                SOLE      0    0
                                         IDX
ISHARES SILVER TRUST ETF                 ISHARES        46428Q109       627.6    20000 SH       SOLE                SOLE      0    0
JOHNSON & JOHNSON CMN                    COM            478160104      1319.2    20000 SH       SOLE                SOLE      0    0
JUNIPER NETWORKS, INC. CMN               COM            48203R104  2943.26032   128639 SH       SOLE                SOLE      0    0
KENNEDY-WILSON HOLDINGS INC CMN          COM            489398107     873.126    64676 SH       SOLE                SOLE      0    0
KRAFT FOODS INC. CMN CLASS A             CL A           50075N104  1409.60085    37085 SH       SOLE                SOLE      0    0
KRATOS DEFENSE & SECURITY SOL *INC CMN   COM NEW        50077B207   519.64608    97312 SH       SOLE                SOLE      0    0
LENNAR CORPORATION CMN CLASS A           CL A           526057104  1277.75898    47011 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM SER C      530555309 13404.84201   279909 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORPORATION LIBERTY C CMN  LIB CAP COM A  530322106  21707.9953   246262 SH       SOLE                SOLE      0    0
CLASS A
LOEWS CORPORATION CMN                    COM            540424108  1408.40775    35325 SH       SOLE                SOLE      0    0
LSI CORPORATION COMMON STOCK             COM            502161102    935.4002   107765 SH       SOLE                SOLE      0    0
M.D.C.HOLDINGS,INC (DELAWARE) CMN        COM            552676108   1017.6734    39460 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS     GOLD MINER ETF 57060U100      619.25    12500 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MARKET VECTORS ETF TRUST JR GO CMN       JR GOLD        57060U589     601.475    24500 SH       SOLE                SOLE      0    0
                                         MINERS E
MARVELL TECHNOLOGY GROUP LTD. CMN        ORD            G5876H105  3949.75581   251097 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104 14211.30822    33793 SH       SOLE                SOLE      0    0
MICROSOFT CORPORATION CMN                COM            594918104   7343.8184   227680 SH       SOLE                SOLE      0    0
OCH-ZIFF CAPITAL MGMT, L.L.C. CMN CLASS  CL A           67551U105  1947.00896   209807 SH       SOLE                SOLE      0    0
A
PAIN THERAPEUTICS INC CMN                COM            69562K100   6378.8925  1762125 SH       SOLE                SOLE      0    0
PFIZER INC. CMN                          COM            717081103  2475.59669   109322 SH       SOLE                SOLE      0    0
PROCTER & GAMBLE COMPANY (THE) CMN       COM            742718109      1344.2    20000 SH       SOLE                SOLE      0    0
PULTEGROUP INC. CMN                      COM            745867101  1180.58115   133399 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102    6227.361   889623 SH       SOLE                SOLE      0    0
QUALCOMM INC CMN                         COM            747525103     2552.25    37500 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  5148.72153   443473 SH       SOLE                SOLE      0    0
SANMINA-SCI CORPORATION CMN              COM            800907206   1038.0112    90656 SH       SOLE                SOLE      0    0
SEAGATE TECHNOLOGY PLC CMN               COM            G7945M107  1163.80908    43176 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                      GOLD SHS       78463V107      3242.4    20000 SH       SOLE                SOLE      0    0
SYNTHESIS ENERGY SYSTEMS INC. CMN        COM            871628103   185.41257   126131 SH       SOLE                SOLE      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
TARGACEPT, INC. CMN                      COM            87611R306       460.8    90000 SH       SOLE                SOLE      0    0
TERADYNE INC CMN                         COM            880770102   638.08731    37779 SH       SOLE                SOLE      0    0
THE HOWARD HUGHES CORP CMN               COM            44267D107     862.245    13500 SH       SOLE                SOLE      0    0
THE MOSAIC COMPANY CMN                   COM            61945C103     464.436     8400 SH       SOLE                SOLE      0    0
UNILEVER N.V. NY SHS (NEW) ADR CMN       N Y SHS NEW    904784709      1020.9    30000 SH       SOLE                SOLE      0    0
VERIFONE SYSTEMS INC CMN                 COM            92342Y109     793.611    15300 SH       SOLE                SOLE      0    0
VISA INC. CMN CLASS A                    COM CL A       92826C839     11752.8    99600 SH       SOLE                SOLE      0    0
WAL MART STORES INC CMN                  COM            931142103        1836    30000 SH       SOLE                SOLE      0    0
WALT DISNEY COMPANY (THE) CMN            COM            254687106      1094.5    25000 SH       SOLE                SOLE      0    0
WATSON PHARMACEUTICALS INC CMN           COM            942683103  2184.88186    32581 SH       SOLE                SOLE      0    0
WESTERN DIGITAL CORP CMN                 COM            958102105   893.52732    21588 SH       SOLE                SOLE      0    0
WHITING USA TR II CMN                    COM            966388100     2395.45   104150 SH       SOLE                SOLE      0    0
WILLIAMS-SONOMA, INC. CMN                COM            969904101  2738.58864    73068 SH       SOLE                SOLE      0    0
ZAGG INCORPORATED CMN                    COM            98884U108       956.7    90000 SH       SOLE                SOLE      0    0
ZYNGA INC. CMN CLASS A                   CL A           98986T108   1531.3964   116456 SH       SOLE                SOLE      0    0


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